INCOME TAXES - Movement in the valuation allowance for deferred tax assets and operating loss carryforwards (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Movement in the valuation allowance for deferred tax assets
Balance at beginning of year	¥ 306,041	¥ 154,834	¥ 132,874
Additions	25,697	177,071	23,643
Deductions	(35,135)	(25,864)	(1,683)
Balance at end of year	296,603	¥ 306,041	¥ 154,834
Taiwan subsidiaries
Movement in the valuation allowance for deferred tax assets
Operating loss carryforwards	184,279
Domestic subsidiaries
Movement in the valuation allowance for deferred tax assets
Operating loss carryforwards	342,724
U.S. subsidiaries | Federal
Movement in the valuation allowance for deferred tax assets
Operating loss carryforwards	1,229,169
Operating loss carryforwards indefinitely	1,181,732
U.S. subsidiaries | State
Movement in the valuation allowance for deferred tax assets
Operating loss carryforwards	1,444,816
Operating loss carryforwards indefinitely	¥ 1,121,590